Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Cash Flow [Abstract]
Allowance for funds used during construction	$ 4,142	$ 7,150	$ 4,831